Background	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background [Text Block]	Background

General. This Exhibit 99.1 is filed separately by three registrants: CenterPoint Energy, Inc., CenterPoint Energy Houston Electric, LLC and CenterPoint Energy Resources Corp. Information contained herein relating to any individual registrant is filed by such registrant solely on its own behalf. Each registrant makes no representation as to information relating exclusively to the other Registrants or the subsidiaries of CenterPoint Energy other than itself or its subsidiaries.

Except as discussed in Note 14 to the Registrants’ consolidated financial statements, no registrant has an obligation in respect of any other Registrant’s debt securities, and holders of such debt securities should not consider the financial resources or results of operations of any Registrant other than the obligor in making a decision with respect to such securities.

Included in this Exhibit 99.1 are the financial statements of CenterPoint Energy, Houston Electric and CERC, which are referred to collectively as the Registrants. The Combined Notes to the Consolidated Financial Statements apply to all Registrants and specific references to Houston Electric and CERC herein also pertain to CenterPoint Energy, unless otherwise indicated.

Background. CenterPoint Energy, Inc. is a public utility holding company and owns interests in Enable as described below. On the Merger Date, pursuant to the Merger Agreement, CenterPoint Energy consummated the previously announced Merger and acquired Vectren for approximately $6 billion in cash. On the Merger Date, Vectren became a wholly-owned subsidiary of CenterPoint Energy.

As of December 31, 2019, CenterPoint Energy’s operating subsidiaries within continuing operations are as follows:

•	Houston Electric owns and operates electric transmission and distribution facilities in the Texas Gulf Coast area that includes the city of Houston; and

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CERC Corp. (i) owns and operates natural gas distribution systems in six states and (ii) owns and operates permanent pipeline connections through interconnects with various interstate and intrastate pipeline companies through CEIP; and (iii) provides temporary delivery of LNG and CNG throughout the contiguous 48 states through MES.

•	Vectren holds three public utilities through its wholly-owned subsidiary, VUHI, a public utility holding company:

•	Indiana Gas provides energy delivery services to natural gas customers located in central and southern Indiana;

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SIGECO provides energy delivery services to electric and natural gas customers located near Evansville in southwestern Indiana and owns and operates electric generation assets to serve its electric customers and optimizes those assets in the wholesale power market; and

•	VEDO provides energy delivery services to natural gas customers located near Dayton in west-central Ohio.

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Vectren performs non-utility activities through ESG, which provides energy performance contracting and sustainable infrastructure services, such as renewables, distributed generation and combined heat and power projects.

As of December 31, 2019, CenterPoint Energy, indirectly through CNP Midstream, owned approximately 53.7% of the common units representing limited partner interests in Enable, 50% of the management rights and 40% of the incentive distribution rights in Enable GP and also directly owned an aggregate of 14,520,000 Enable Series A Preferred Units. Enable owns, operates and develops natural gas and crude oil infrastructure assets.

Recast Presented. On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the Infrastructure Services Disposal Group, which provides underground pipeline construction and repair services through wholly-owned subsidiaries Miller Pipeline, LLC and Minnesota Limited, LLC and serves natural gas utilities across the United States, focusing on recurring integrity, station and maintenance work and opportunities for large transmission pipeline construction projects. The transaction closed on April 9, 2020. See Note 4 for further information.

Additionally, on February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell the Energy Services Disposal Group, which obtains and offers competitive variable and fixed-price physical natural gas supplies and services primarily to commercial and industrial customers and electric and natural gas utilities in over 30 states. The transaction is expected to close in the second quarter of 2020. See Note 4 for further information.

In February 2020, certain assets and liabilities representing the Infrastructure Services Disposal Group and the Energy Services Disposal Group met the held for sale criteria, and the disposals also represent a strategic shift to CenterPoint Energy and CERC, as applicable.

As of January 1, 2020, the Registrants’ CODM views net income as the measure of profit or loss for the reportable segments rather than the previous measure of operating income. Additionally, as a result of the Infrastructure Services Disposal Group and the Energy Services Disposal Group meeting the criteria for discontinued operations during the quarter ended March 31, 2020, the historically reported Infrastructure Services and Energy Services reportable segments have been eliminated and certain retained components historically included in the Energy Services reportable segment are included in CenterPoint Energy’s and CERC’s Natural Gas Distribution reportable segment. See Note 19 for further information.

The financial statements reflect CenterPoint Energy’s and CERC’s recast of certain financial information included in the previously issued annual financial statements. The relevant financial information is being recast to reflect the results of the Infrastructure Services Disposal Group, applicable to CenterPoint Energy, and the Energy Services Disposal Group, applicable to both CenterPoint Energy and CERC, as discontinued operations and held for sale as a result of meeting the criteria for held for sale and discontinued operations during the quarter ended March 31, 2020. Additionally, the relevant financial information is being recast to reflect changes to reportable segments.